Investments in Equity Method Investees - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	May 30, 2011 Neotel Pty Ltd	Mar. 31, 2012 SEPCO Communications Pty Ltd INR	Mar. 31, 2011 SEPCO Communications Pty Ltd INR	May 29, 2011 SEPCO Communications Pty Ltd	Mar. 31, 2012 SEPCO Communications Pty Ltd Loss Allocated to Investments INR	Mar. 31, 2011 SEPCO Communications Pty Ltd Loss Allocated to Investments INR	Mar. 31, 2012 SEPCO Communications Pty Ltd Loss Allocated to Long Term Loans INR	Mar. 31, 2011 SEPCO Communications Pty Ltd Loss Allocated to Long Term Loans INR	Mar. 31, 2011 BitGravity Inc Equity Method Investment INR	Mar. 31, 2013 Number Portability Company Pty Ltd Neotel Pty Ltd INR	Mar. 31, 2012 Number Portability Company Pty Ltd Neotel Pty Ltd INR	Mar. 31, 2013 United Telecom Limited INR	Mar. 31, 2012 United Telecom Limited INR	Mar. 31, 2011 United Telecom Limited INR
Schedule of Equity Method Investments [Line Items]
Business combination, step acquisition, percentage of ownership before additional ownership acquired					49.01%			49.01%
Payment to acquire additional ownership interest			1,313	242		255
Income (Loss) from equity method investments	$ (4)	(234)	(944)	(5,636)		(972)	(5,534)		(452)	(83)	(520)	(5,451)	(121)	3	12	(237)	16	19
Equity method investment ownership percentage															20.00%		26.66%	26.66%